Shareholder Report, Holdings (Details)	Sep. 30, 2025
C000225291 | 78463V107 | SPDR Gold Shares
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000225291 | 6303866 | Singapore Exchange Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000225291 | 351858105 | Franco-Nevada Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000225291 | B292SM8 | Megacable Holdings S.A.B. de C.V.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000225291 | 4834108 | Schneider Electric S.E.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000225291 | 88032Q109 | Tencent Holdings Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000225291 | 5705946 | Banco Santander S.A.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000225291 | 6267359 | Hong Kong Exchanges & Clearing Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000225291 | 7262610 | Credit Agricole S.A.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000225291 | BNDPYV1 | Eurofins Scientific S.E.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000225291 | Other Countries
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000225291 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000225291 | Cayman Islands
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000225291 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000225291 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000225291 | Spain
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000225291 | Singapore
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000225291 | Japan
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000225291 | Canada
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000225291 | France
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000225291 | United States
Holdings [Line Items]
Percent of Net Asset Value	27.30%
C000225291 | MaterialsB1YXBJ7
Holdings [Line Items]
Percent of Total Investments	68.10%
C000225291 | Commodity78463V107
Holdings [Line Items]
Percent of Total Investments	8.10%
C000225291 | Cash & Equivalent85749Q448
Holdings [Line Items]
Percent of Total Investments	23.80%
C000225292 | 78463V107 | SPDR Gold Shares
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000225292 | 6303866 | Singapore Exchange Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000225292 | 351858105 | Franco-Nevada Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000225292 | B292SM8 | Megacable Holdings S.A.B. de C.V.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000225292 | 4834108 | Schneider Electric S.E.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000225292 | 88032Q109 | Tencent Holdings Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000225292 | 5705946 | Banco Santander S.A.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000225292 | 6267359 | Hong Kong Exchanges & Clearing Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000225292 | 7262610 | Credit Agricole S.A.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000225292 | BNDPYV1 | Eurofins Scientific S.E.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000225292 | Other Countries
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000225292 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000225292 | Cayman Islands
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000225292 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000225292 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000225292 | Spain
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000225292 | Singapore
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000225292 | Japan
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000225292 | Canada
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000225292 | France
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000225292 | United States
Holdings [Line Items]
Percent of Net Asset Value	27.30%
C000225292 | MaterialsB1YXBJ7
Holdings [Line Items]
Percent of Total Investments	68.10%
C000225292 | Commodity78463V107
Holdings [Line Items]
Percent of Total Investments	8.10%
C000225292 | Cash & Equivalent85749Q448
Holdings [Line Items]
Percent of Total Investments	23.80%
C000225290 | 78463V107 | SPDR Gold Shares
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000225290 | 6303866 | Singapore Exchange Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000225290 | 351858105 | Franco-Nevada Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000225290 | B292SM8 | Megacable Holdings S.A.B. de C.V.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000225290 | 4834108 | Schneider Electric S.E.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000225290 | 88032Q109 | Tencent Holdings Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000225290 | 5705946 | Banco Santander S.A.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000225290 | 6267359 | Hong Kong Exchanges & Clearing Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000225290 | 7262610 | Credit Agricole S.A.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000225290 | BNDPYV1 | Eurofins Scientific S.E.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000225290 | Other Countries
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000225290 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000225290 | Cayman Islands
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000225290 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000225290 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000225290 | Spain
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000225290 | Singapore
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000225290 | Japan
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000225290 | Canada
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000225290 | France
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000225290 | United States
Holdings [Line Items]
Percent of Net Asset Value	27.30%
C000225290 | MaterialsB1YXBJ7
Holdings [Line Items]
Percent of Total Investments	68.10%
C000225290 | Commodity78463V107
Holdings [Line Items]
Percent of Total Investments	8.10%
C000225290 | Cash & Equivalent85749Q448
Holdings [Line Items]
Percent of Total Investments	23.80%